Schedules of Investments (unaudited)
Pax Global Sustainable Infrastructure Fund	September 30, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.3%
COMMUNICATION SERVICES: 20.7%
AT&T, Inc.	63,124	$1,704,980
BCE, Inc.	24,057	1,205,129
Globe Telecom, Inc.	5,835	341,338
Hellenic Telecommunications Organization SA	11,423	214,620
HKT Trust & HKT, Ltd.	730,000	998,138
Koninklijke KPN NV	53,469	168,254
Lumen Technologies, Inc.	86,060	1,066,283
Orange SA	94,335	1,020,220
PCCW, Ltd.	1,212,000	621,949
Proximus SADP	42,884	851,010
Singapore Telecommunications, Ltd.	595,500	1,072,058
SoftBank Corp.	83,700	1,135,373
Spark New Zealand, Ltd.	222,964	733,523
Swisscom AG	682	392,478
Tele2 AB, Class B	71,960	1,065,491
Telecom Italia SpA	1,923,221	776,088
Telefonica Deutschland Holding AG	372,987	1,061,978
Telefonica SA	234,267	1,099,316
Telenor ASA	60,355	1,015,895
Telia Company AB	237,018	975,028
Telstra Corp., Ltd.	114,442	320,678
Verizon Communications, Inc.	28,567	1,542,904
Vodafone Group PLC	725,239	1,103,590
		20,486,321

CONSUMER DISCRETIONARY: 0.2%
China Education Group Holdings, Ltd.	95,000	163,867

FINANCIALS: 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (a)	12,558	671,602

HEALTH CARE: 5.2%
Cigna Corp.	3,997	800,040
CVS Health Corp.	11,661	989,551
Encompass Health Corp.	7,242	543,440
HCA Healthcare, Inc.	2,972	721,364
Premier, Inc., Class A	19,908	771,634
Quest Diagnostics, Inc.	3,750	544,913
Select Medical Holdings Corp.	5,302	191,773
Sonic Healthcare, Ltd.	19,168	553,940
		5,116,655

INDUSTRIALS: 23.4%
Advanced Drainage Systems, Inc.	5,993	648,263
Andritz AG	13,098	717,845
Bloom Energy Corp., Class A (a)(b)	27,611	516,878
Brambles, Ltd.	99,150	762,409
Canadian Pacific Railway, Ltd.	5,530	361,113
Carlisle Companies, Inc.	2,726	541,902
China Conch Venture Holdings, Ltd.	147,000	682,576
Clean Harbors, Inc. (b)	3,842	399,069

CSX Corp.	31,205	928,037
Geberit AG	289	212,184
Generac Holdings, Inc. (b)	1,140	465,884
Hankyu Hanshin Holdings, Inc.	100	3,147
Herc Holdings, Inc. (b)	100	16,346
Hubbell, Inc.	4,050	731,714
ITM Power PLC (a)	31,704	182,145
Kansas City Southern	722	195,402
MTR Corp., Ltd.	185,200	996,731
NEL ASA (b)	68,983	101,585
Nexans SA	2,090	194,880
Norfolk Southern Corp.	4,675	1,118,494
Pentair PLC	10,597	769,660
Plug Power, Inc. (a)(b)	13,443	343,334
Prysmian SpA	19,850	693,331
Quanta Services, Inc.	7,480	851,374
Schneider Electric SE	11,833	1,970,832
Shimizu Corp.	55,600	416,185
Sunrun, Inc. (a)(b)	8,936	393,184
Union Pacific Corp.	7,213	1,413,820
United Rentals, Inc. (b)	1,435	503,585
Vestas Wind Systems A/S	5,192	208,246
Waste Management, Inc.	15,982	2,387,071
Watts Water Technologies, Inc., Class A	3,438	577,893
West Japan Railway Co.	12,400	623,311
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	582,200	1,224,260
Xylem, Inc.	7,855	971,506
		23,124,196

INFORMATION TECHNOLOGY: 6.3%
Check Point Software Technologies, Ltd. (b)	3,280	370,771
China Railway Signal & Communication Corp., Ltd., Class H	741,000	267,669
Cisco Systems, Inc.	24,331	1,324,335
Enphase Energy, Inc. (b)	2,701	405,069
First Solar, Inc. (b)	5,338	509,565
Itron, Inc. (b)	3,820	288,907
Juniper Networks, Inc.	20,107	553,345
Motorola Solutions, Inc.	1,682	390,762
Oracle Corp.	6,000	527,077
SolarEdge Technologies, Inc. (b)	1,659	440,000
SunPower Corp. (a)(b)	24,372	552,757
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	438	48,903
Xinyi Solar Holdings, Ltd.	263,389	539,190
		6,218,350

REAL ESTATE: 9.7%
American Campus Communities, Inc., REIT	15,659	758,679
Boston Properties, Inc., REIT	1,709	185,170
Cousins Properties, Inc., REIT	5,041	187,979
Covivio, REIT	10,914	917,181
Dexus, REIT	25,256	194,385
Douglas Emmett, Inc., REIT	5,548	175,372
Healthpeak Properties, Inc., REIT	30,668	1,026,765
ICADE, REIT	9,499	741,752
Omega Healthcare Investors, Inc., REIT	34,077	1,020,947

SL Green Realty Corp., REIT (a)	8,874	628,634
STAG Industrial, Inc., Class A, REIT	20,064	787,512
Stockland, REIT	53,918	170,983
Ventas, Inc., REIT	15,896	877,618
Welltower, Inc., REIT	10,936	901,126
WP Carey, Inc., REIT	13,446	982,096
		9,556,199

UTILITIES: 32.1% (c)
Acciona SA	6,199	1,030,545
American Water Works Co., Inc.	9,867	1,667,918
Beijing Enterprises Water Group, Ltd. (b)	576,000	225,470
BKW AG	6,299	680,041
Boralex, Inc., Class A	14,730	434,946
Brookfield Renewable Partners, LP	35,039	1,294,667
China Longyuan Power Group Corp., Ltd., Class H	362,000	888,278
Edison International	26,227	1,454,812
EDP - Energias de Portugal SA	256,654	1,348,233
EDP Renovaveis SA	9,018	223,753
Encavis AG	25,101	437,436
Enel Americas SA	6,276,710	742,708
Enel Chile SA	9,073,624	429,733
Enel SpA	315,038	2,417,985
Engie Brasil Energia SA	105,300	724,333
Engie SA	114,229	1,494,480
Guangdong Investment, Ltd.	820,000	1,070,038
Iberdrola SA	235,001	2,364,211
Innergex Renewable Energy, Inc.	28,171	451,501
Mercury NZ, Ltd.	52,744	235,893
Meridian Energy, Ltd.	295,978	1,000,931
Ormat Technologies, Inc.	7,579	504,837
Orsted A/S	11,110	1,464,460
Pennon Group PLC	46,164	703,672
Scatec ASA	6,445	119,800
Severn Trent PLC	32,319	1,131,459
Solaria Energia y Medio Ambiente SA (b)	8,793	138,899
SSE PLC	71,109	1,497,209
Suez SA	53,430	1,218,317
Sunnova Energy International, Inc. (b)	15,415	507,770
United Utilities Group PLC	87,484	1,138,634
Veolia Environnement SA	45,195	1,380,969
Verbund AG	12,855	1,300,088
		31,724,026

TOTAL COMMON STOCKS		97,061,216
(Cost $96,196,148)

CLOSED-END FUNDS: 0.6%
Renewables Infrastructure Group Ltd., The	347,493	577,056
(Cost $602,502)

MONEY MARKET: 3.3%
State Street Institutional U.S. Government Money Market Fund, 0.030% (d)(e)	3,220,668	3,220,668
(Cost $3,220,668)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.032%	500,085	500,085
(Cost $500,085)

TOTAL INVESTMENTS: 102.7%		101,359,025
(Cost $100,519,403)

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.5%		(500,085)

OTHER ASSETS AND LIABILITIES - (NET): -2.2%		(2,158,439)

Net Assets: 100.0%		$98,700,501

(a)	Security or partial position of this security was on loan as of September 30, 2021. The total market value of securities on loan as of September 30, 2021 was $2,522,601.
(b)	Non-income producing security.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2021.
(e)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$2,002,394	2.0%
Austria	2,017,933	2.0%
Belgium	851,010	0.9%
Brazil	724,333	0.7%
Canada	3,747,356	3.8%
Chile	1,172,440	1.2%
China	5,061,349	5.1%
Denmark	1,672,706	1.7%
France	8,938,631	9.0%
Germany	1,499,414	1.5%
Greece	214,620	0.2%
Hong Kong	2,616,818	2.6%
Israel	370,771	0.4%
Italy	3,887,404	3.9%
Japan	2,705,093	2.7%
Netherlands	168,254	0.2%
New Zealand	1,970,347	2.0%
Norway	1,237,279	1.2%
Philippines	341,338	0.3%
Portugal	1,348,233	1.4%
Singapore	1,072,058	1.1%
Spain	4,856,724	4.9%
Sweden	2,040,519	2.1%
Switzerland	1,284,703	1.3%
Taiwan	48,903	0.0%*
United Kingdom	6,333,767	6.4%
United States	39,453,875	40.0%
Money Market	3,220,668	2.2%
Other assets and liabilities (net)	(2,158,439)	-0.8%
	$98,700,501	100.0%

*	Rounds to less than 0.05%.

September 30, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,363,364,377	$-	$-	$1,363,364,377
Cash Equivalents	46,839,691	-	-	46,839,691
Total	$1,410,204,068	$-	$-	$1,410,204,068
Small Cap
Common Stocks	$624,823,772	$-	$-	$624,823,772
Cash Equivalents	45,551,003	-	-	45,551,003
Total	$670,374,775	$-	$-	$670,374,775
U.S. Sustainable Economy
Common Stocks	$293,183,026	$-	$-	$293,183,026
Cash Equivalents	1,470,112	-	-	1,470,112
Total	$294,653,138	$-	$-	$294,653,138
Global Sustainable Infrastructure
Common Stocks	$54,292,358	$42,768,858	$-	$97,061,216
Exchange-Traded Funds	$-	577,056	-	577,056
Cash Equivalents	3,720,753	-	-	3,720,753
Total	$58,013,111	$43,345,914	$-	$101,359,025
Global Opportunities
Common Stocks	$74,411,932	$49,418,534	$-	$123,830,466
Cash Equivalents	1,836,505	-	-	1,836,505
Total	$76,248,437	$49,418,534	$-	$125,666,971
Global Environmental Markets
Common Stocks	$1,434,906,698	$875,157,002	$-	$2,310,063,700
Rights	692,438	-	-	692,438
Cash Equivalents	46,355,769	-	-	46,355,769
Total	$1,481,954,905	$875,157,002	$-	$2,357,111,907
Global Women’s Leadership
Common Stocks	$689,844,488	$227,423,958	$-	$917,268,446
Preferred Stocks	91,160	500,934	-	592,094
Rights	31,134	-	-	31,134
Cash Equivalents	8,717,546	-	-	8,717,546
Total	$698,684,328	$227,924,892	$-	$926,609,220
EAFE ESG Leaders
Common Stocks	$12,954,953	$780,954,428	$-	$793,909,381
Preferred Stocks	-	592,054	-	592,054
Cash Equivalents	17,654,441	-	-	17,654,441
Total	$30,609,394	$781,546,482	$-	$812,155,876
Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	297,519,195	-	297,519,195
U.S. Gov't Agency Bonds	-	8,984,970	-	8,984,970
Government Bonds	-	1,458,493	-	1,458,493
Supranational Bonds	-	95,748,019	-	95,748,019
Municipal Bonds	-	11,242,526	-	11,242,526
U.S. Treasury Notes	-	110,885,077	-	110,885,077
Asset-Backed Securities	-	54,027,001	-	54,027,001
Mortgage-Backed Securities	-	184,644,762	-	184,644,762
Medium Term Certificates of Deposit	-	256,019	-	256,019
Cash Equivalents	10,915,379	251,020	-	11,166,399
Total	$10,915,379	$765,017,082	$293,185	$776,225,646
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	-	0	0
Preferred Stocks	-	3,682,200	0	3,682,200
Corporate Bonds	-	643,966,705	-	643,966,705
Loans	-	14,940,231	-	14,940,231
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	501,970	-	501,970
Cash Equivalents	27,039,106	-	-	27,039,106
Total	$27,039,106	$663,591,106	$500,813	$691,131,025
Sustainable Allocation
Affiliated Investment Companies	$2,315,729,781	$-	$-	$2,315,729,781
Cash Equivalents	136,514,172	-	-	136,514,172
Total	$2,452,243,953	$-	$-	$2,452,243,953

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 09/30/21	Value at 12/31/20	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/21
Sustainable Allocation
Large Cap	74,122,950	157,946	2,362,357	71,918,539	$1,066,673,676	$2,246,000	$6,609,687	$164,274,617	$1,031,311,852
Small Cap	3,935,579	239,913	376,884	3,798,608	82,465,971	169,256	1,162,489	13,577,101	74,338,755
Global Sustainable Infrastructure	8,320,411	72,607	3,465,629	4,927,389	76,226,703	1,125,406	16,589,660	(9,051,792)	74,896,308
Global Opportunities	2,572,091	1,199,339	-	3,771,430	60,154,307	45,939	-	5,644,351	61,474,308
Global Environmental Markets	2,180,751	462,285	-	2,643,036	62,560,652	143,382	-	6,542,822	62,983,537
Global Women's Leadership	1,533,441	333,058	-	1,866,499	63,516,971	500,776	-	5,518,308	62,789,036
International Sustainable Economy	15,860,899	267,328	669,045	15,459,182	171,765,625	2,871,108	1,009,583	8,357,632	165,567,841
Core Bond	66,559,119	2,655,404	-	69,214,523	710,929,777	9,726,351	-	(19,757,492)	710,833,155
High Yield	-	10,337,426	-	10,337,426	71,029,076	1,164,116	-	370,873	71,534,989
Total					$2,365,322,758	$17,992,334	$25,371,419	$175,476,419	$2,315,729,781

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.